Employee Retirement Plans - Benefit Plan Assets (Details)	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Pension Plans
Benefit Plan Assets
Target Allocation (as a percent)	100.00%
Pension Plans | Equity securities
Benefit Plan Assets
Target Allocation (as a percent)	52.00%
Pension Plans | Debt securities
Benefit Plan Assets
Target Allocation (as a percent)	48.00%
Pension Plans | Other
Benefit Plan Assets
Target Allocation (as a percent)	0.00%
Pension Plans | Minimum
Benefit Plan Assets
Target allocation period	5 years
Pension Plans | Maximum
Benefit Plan Assets
Target allocation period	10 years
U.S. Pension Plans
Benefit Plan Assets
Weighted-average Allocation (as a percent)	100.00%	100.00%
U.S. Pension Plans | Equity securities
Benefit Plan Assets
Weighted-average Allocation (as a percent)	45.00%	47.00%
U.S. Pension Plans | Debt securities
Benefit Plan Assets
Weighted-average Allocation (as a percent)	53.00%	44.00%
U.S. Pension Plans | Other
Benefit Plan Assets
Weighted-average Allocation (as a percent)	2.00%	9.00%
Non-U.S. Pension Plans
Benefit Plan Assets
Weighted-average Allocation (as a percent)	100.00%	100.00%
Non-U.S. Pension Plans | Equity securities
Benefit Plan Assets
Weighted-average Allocation (as a percent)	33.00%	35.00%
Non-U.S. Pension Plans | Debt securities
Benefit Plan Assets
Weighted-average Allocation (as a percent)	50.00%	56.00%
Non-U.S. Pension Plans | Other
Benefit Plan Assets
Weighted-average Allocation (as a percent)	17.00%	9.00%
Non-U.S. Pension Plans | Minimum
Benefit Plan Assets
Period investments in domestic and international equity securities are utilized with the expectation of higher rate of return than debt securities	5 years
Non-U.S. Pension Plans | Maximum
Benefit Plan Assets
Period investments in domestic and international equity securities are utilized with the expectation of higher rate of return than debt securities	10 years